Fair Value Measurements (Details) - Schedule of Black Scholes Model for the Level 3 Warrants - Warrant [Member]	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Market price of public shares [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	10.85	10.47	10.04
Risk-free rate [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	4.21	3.81	3.94
Dividend yield [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	0	0	0
Exercise price [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	11.5	11.5	11.5
Volatility [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	0	0	0
Term to expiration [Member]
Schedule of Black Scholes Model for the Level 3 Warrants [Abstract]
Measurement input	0.04	0.25	0.42